UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-21457



Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series N Portfolio

Series P Portfolio

Series S Portfolio



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock Bond Allocation

Target Shares, 40 East 52(nd) Street, New York City, NY 10022.



Registrant's telephone number, including area code: (800) 441-7762



Date of fiscal year end: 03/31



Date of reporting period: 07/01/2008 -- 06/30/2009



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Bond Allocation Target Shares



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Bond Allocation Target Shares



Date: August 14, 2009




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21457
Reporting Period: 07/01/2008 - 06/30/2009
BlackRock Bond Allocation Target Shares









=============== BLACKROCK BOND ALLOCATION TARGET SHARES SERIES C ===============


CAROLINA POWER & LIGHT CO.

Ticker:                      Security ID:  144141CY2
Meeting Date: JUN 1, 2009    Meeting Type: Written Consent
Record Date:  MAY 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Sole Purpose Of The Consent         For       Did Not Vote Management
      Solicitation Is To Permit The Company
      To Amend The Mortgage To Extend The
      Date Of Maturity Of The Mortgage From
      May 1, 2040 To May 1, 2140.




=============== BLACKROCK BOND ALLOCATION TARGET SHARES SERIES M ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== BLACKROCK BOND ALLOCATION TARGET SHARES SERIES P ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


=============== BLACKROCK BOND ALLOCATION TARGET SHARES SERIES S ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== BLACKROCK BOND ALLOCATION TARGET SHARES SERIES N ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT